Acquisitions and Divestitures	12 Months Ended
Oct. 31, 2023
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Acquisitions and Divestitures
Note 10: Acquisitions and Divestitures
Acquisitions
The cost of an acquisition is measured at the fair value of the consideration transferred, including contingent consideration. Acquisition-related costs are recognized as an expense in the period in which they are incurred. The identifiable assets acquired and liabilities assumed and contingent consideration are measured at their fair values at the date of acquisition. Goodwill is measured as the excess of the aggregate of the consideration transferred over the net of the fair value of identifiable assets acquired and liabilities assumed. The results of operations of acquired businesses are included in our consolidated financial statements beginning on the date of acquisition.
AIR MILES Reward Program
On June 1, 2023, we completed the acquisition of the AIR MILES Reward Program (AIR MILES) business of LoyaltyOne Co., a subsidiary of Loyalty Ventures Inc., pursuant to a process under the
Companies’
Creditors Arrangement Act
for a cash purchase price of US$
157 million (CAD$213 million). The AIR MILES business operates as a wholly-owned subsidiary of BMO. The acquisition was accounted for as a business combination, and the acquired business and corresponding goodwill are included in our Canadian Personal and Commercial Banking (Canadian P&C) reporting segment.
We acquired intangible assets of $151 million and goodwill of $233 million. Customer relationship and software intangible assets are amortized to income over 5 to 14 years. The trade name intangible asset has an indefinite life and is not amortized to income. A portion of the goodwill related to this acquisition is deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)	June 1, 2023
Securities	668
Goodwill and intangible assets	384
Other assets	141
Total assets	1,193
Deferred revenue (1)	916
Other liabilities	64
Total liabilities	980
Purchase price	213

(1)	Deferred revenue reflects our obligation to fulfill the redemption of miles that were outstanding at the acquisition date and is included in other liabilities in our Consolidated Balance Sheet.
The purchase price allocation for AIR MILES is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.
Bank of the West
On February 1, 2023, we completed the acquisition of Bank of the West, including its subsidiaries, from BNP Paribas for a cash purchase price of US$
13.8
billion (CAD$
18.4
billion). Bank of the West provides a broad range of banking products and services primarily in the Western and Midwestern regions of the United States. The merger enables BMO’s market extension in Bank of the West’s primary markets, including California, and accelerates BMO’s commercial banking expansion. The acquisition has been reflected in our results as a business combination, primarily in the U.S. Personal and Commercial Banking (U.S. P&C) and BMO WM reporting segments.

As part of the acquisition, we acquired a

51
%

interest in Bank of the West’s subsidiary, CLAAS Financial Services, LLC, which provides lease and loan financing to commercial entities acquiring agricultural equipment.
We control
this LLC and its results are included in our consolidated financial statements. We have recorded the ownership interests of the other partners in CLAAS Financial Services, LLC as non-controlling
interest in our Consolidated Balance Sheet.
We acquired intangible assets of $2,883 million and goodwill of $10,582 million. Core-deposit and customer relationship intangible assets are being amortized to income over the period during which we believe the assets will benefit us, on an accelerated basis, over a period not to exceed 15 years. Goodwill consists largely of the synergy and economies of scale expected from the combined operations of BMO and Bank of the West. Goodwill related to this acquisition is not deductible for tax purposes.
We recorded the assets acquired and liabilities assumed at fair value as at the date of acquisition, as shown in the table below.

(Canadian $ in millions)	February 1, 2023
Purchase consideration	18,382
Impact of forward contracts (1)	(269)
Net purchase consideration	18,113
Fair value of identifiable assets acquired
Securities	28,437
Loans
Residential mortgages	11,912
Consumer installment and other personal	20,268
Credit cards	885
Business and government	43,418
Total loans	76,483
Other assets (2)	9,152
Intangible assets	2,883
Total fair value of identifiable assets acquired	116,955
Fair value of identifiable liabilities assumed
Deposits	91,711
Other liabilities (2)	17,697
Total fair value of identifiable liabilities assumed	109,408
Non-controlling interest	16
Goodwill	10,582
Net purchase consideration	18,113

(1)
To mitigate changes in the Canadian dollar equivalent of the purchase price between our announcement of the acquisition and its closing, we entered into forward contracts, which qualified for hedge accounting. Changes in the fair value of these forward contracts of $
269 million
(after-tax)
was accounted for as a reduction of the Canadian dollar equivalent of the purchase price.

(2)	The net deferred tax asset recorded in the opening balance sheet is $1,273 million.
The purchase price allocation for Bank of the West is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.
The accounting for purchased loans, including the initial PCL, is discussed in Note 4.
Since the acquisition date, Bank of the West has contributed revenue of $
3,143 million and net income of $361 million to our consolidated results. Net income of $361 million excludes the initial
P
CL of $705 million ($517 million
after-tax)
and integration and acquisition-related costs of $1,792 million ($1,342 million after-tax).
If we assume the acquisition had occurred on November 1, 2022 and the same fair values were applied, we estimate that our combined consolidated year-to-date
revenue and net income would have been $32 billion and $4.5 billion, respectively.
Impact of Fair Value Management Actions
The fair value of fixed rate loans, securities and deposits is largely dependent on interest rates. As interest rates increased between our announcement of the acquisition and close, the fair value of the acquired fixed rate instruments (in particular, loans, securities and deposits) decreased, resulting in goodwill on closing that was higher than our estimates on the announcement date. Conversely, the fair value of floating rate assets (liabilities) and non-maturity
deposits approximates par. Changes in goodwill relative to our original assumptions announced on December 20, 2021 impacted capital ratios on close because goodwill is treated as a deduction from capital under OSFI Basel III rules.
Upon announcement of the agreement to acquire Bank of the West, we entered into pay fixed/receive float interest rate swaps and purchased a portfolio of matched duration U.S. Treasuries and other balance sheet instruments to economically hedge the impact of changes in interest rates on our capital ratios at close. We recorded net interest income and mark-to-market
gains of $5.7
billion on these instruments in interest income and
non-interest
revenue between December 20, 2021 and February 1, 2023, at which time the interest rate swaps were neutralized. The gains provided additional capital to offset the impact of higher goodwill on close.
On close, we placed the majority of these U.S. Treasuries and other balance sheet instruments, which were in an unrealized loss position, in fair value hedge relationships with new pay fixed/receive float interest rate swaps. The fair value hedges, coupled with other actions taken to manage our interest rate risk profile to its target position, crystallized a $5.7 billion loss on these instruments, which will be recognized as a reduction in interest income over their remaining life through accounting for the new fair value hedges. We recorded a
n
$877 million reduction in interest, dividend and fee income – securities related to the fair value hedge in our Consolidated Statement of Income for the year ended October 31, 2023.
The
fair values of the loans, securities and deposits we acquired are below par. This discount will accrete to interest income in our Consolidated Statement of Income over the remaining terms of these instruments. We recorded $725 million related to these purchased loans and $383 million related to these purchased securities in our Consolidated Statement of Income in net interest income for the year ended October 31, 2023. More information on the purchased loans is included in Note 4.
Leasing Solutions Canada Inc.
On February 1, 2023, we acquired Leasing Solutions Canada Inc. from BNP Paribas. The acquisition was reflected in our results beginning in the second quarter of 2023 as a business combination, in the Canadian P&C reporting segment and was not material to the bank.

Radicle Group Inc.
On December 1, 2022, we completed the acquisition of Radicle Group Inc. (Radicle), a Calgary-based leader in sustainability advisory services and solutions, and technology-driven emissions measurement and management, for 1.2 million BMO common shares with a total value of $153 million plus cash consideration of $42 million. The acquisition was accounted for as a business combination, and the acquired business and corresponding goodwill are included in our BMO CM reporting segment.
We acquired intangible assets of $60 million and goodwill of $85 million. The intangible assets are being amortized over 3 to 15 years. Goodwill related to this acquisition is not deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)	December 1, 2022
Goodwill and intangible assets	145
Other assets	85
Total assets	230
Liabilities	35
Purchase price	195
The purchase price allocation for Radicle is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.
Divestitures
Non-current
non-financial
assets (and disposal groups) are classified as
held-for-sale
if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. These assets meet the criteria for classification as held-for-sale
if they are available for immediate sale in their present condition and their sale is considered highly probable to occur within one year.
Non-current
non-financial
assets classified as
held-for-sale
are measured at the lower of their carrying amount and fair value less costs to sell. Any subsequent write-down to fair value less costs to sell is recognized in non-interest
expense in our Consolidated Statement of Income. Any subsequent increase in the fair value less costs to sell, to the extent this does not exceed the cumulative write-down or impact the impairment previously allocated to goodwill, is also recognized in non-interest
expense. Gains on disposals are recognized in
non-interest
revenue.
EMEA and U.S. Asset Management
On November 8, 2021, we completed the sale of our EMEA Asset Management business, part of our BMO WM operating segment, to Ameriprise Financial Inc. (Ameriprise) for £615 million (CAD$1,038 million) in an all-cash
transaction. On the date of sale, assets and liabilities of approximately $1,779 million and $527 million, respectively, were derecognized. In connection with the completion of the EMEA portion of the sale, we recognized a before and after-tax loss of $
29
million related to foreign currency translation reclassified from accumulated other comprehensive income to non-interest revenue, foreign exchange gains, other than trading, in our Consolidated Statement of Income in 2022. The transaction also included the opportunity for certain BMO asset management clients in the United States to move to Ameriprise. These transfers were completed in 2022, resulting in tax expense of $
22 million. Further transfers of certain other U.S.
a
sset
m
anagement clients were completed in 2022 with no material impact to the bank.
Taplin, Canida & Habacht, LLC
On January 27, 2022, we completed the sale of Taplin, Canida & Habacht, LLC, part of our U.S. asset management business, to Loop Capital. The business was not considered material to the bank.